Summary of Principal Accounting Policies (Details) ¥ in Thousands			12 Months Ended
		Oct. 26, 2022 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 06, 2024 USD ($)	Dec. 28, 2023 CNY (¥)	Dec. 28, 2023 USD ($)
Summary of Principal Accounting Policies [Line Items]
Accumulated deficits			¥ (4,605,215)		¥ (3,856,801)		$ (646,891,000)
Net cash used in operating activities from continuing operations			(11,698)	$ (1,643,000)	(8,955)	¥ (22,178)
Current liabilities exceeded current assets, amount			909,308		1,271,179
Revenues			¥ 365,267	$ 51,309,000	288,369
Consideration amount (in Dollars)	[1]									¥ 1,299,654
Percentage of interest rate										3.00%	3.00%
Principal amount (in Dollars) | $									$ 27,342,000
Cash requirements (in Dollars) | $		$ 300,000,000
Future Issuance Cost (in Dollars) | $		$ 285,000,000
Reserve registered capital percentage			10.00%	10.00%
Non-current restricted cash			¥ 5,000		5,000		702,000
Allowance for credit loss			41		191
Advances to suppliers			7,119
Allowances for credit losses, current assets			¥ 4,608					$ 1,768,000
Estimated average revenue rate			8.00%	8.00%
Percentage of growth rate			1.80%	1.80%
Percentage of estimated weighted average cost of capital			12.00%	12.00%
Fair value of reporting unit			¥ 6,634
Impairment losses on goodwill			685,957	$ 96,356,000	574,978
Commission revenue			365,267		288,369
Total expenses			716		852
Cost of revenue			¥ 357,266	$ 50,185,000	274,901
Tax benefit largest amount			50.00%	50.00%
Share based compensation expenses					2,507	4,782
Cash [Member]
Summary of Principal Accounting Policies [Line Items]
Non-current restricted cash					5,000		$ 5,000,000
Rendering Services [Member]
Summary of Principal Accounting Policies [Line Items]
Value added tax percentage			6.00%				6.00%
Variable Interest Entity, Primary Beneficiary [Member]
Summary of Principal Accounting Policies [Line Items]
Revenues			¥ 359,925	$ 50,558,000	¥ 288,369
Variable interest entities percentage of consolidate revenues					100.00%
Percentage of consolidated assets					4.00%
Percentage of consolidated liabilities					4.00%
Non-current restricted cash			¥ 5,000		¥ 5,000		$ 702,000
Alpha Mind [Member]
Summary of Principal Accounting Policies [Line Items]
Acquisition equity interest rate										100.00%	100.00%
Consideration amount (in Dollars) | $											$ 180,000,000
Percentage of interest rate			3.00%				3.00%
United State [Member]
Summary of Principal Accounting Policies [Line Items]
Foreign currency exchange rate			1				1
United State [Member] | Convenience Translation [Member]
Summary of Principal Accounting Policies [Line Items]
Foreign currency exchange rate			1.00				1.00
China [Member]
Summary of Principal Accounting Policies [Line Items]
Foreign currency exchange rate			7.2203				7.2203
China [Member] | Convenience Translation [Member]
Summary of Principal Accounting Policies [Line Items]
Foreign currency exchange rate			7.119				7.119
Minimum [Member]
Summary of Principal Accounting Policies [Line Items]
Useful lives ranging			3 years				3 years
Maximum [Member]
Summary of Principal Accounting Policies [Line Items]
Useful lives ranging			5 years				5 years

[1]	Total purchase consideration is $180,000, at exchange rate of 1 USD/RMB=7.2203